Debt - Lease liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020
Debt [Line Items]
Gross lease liabilities	€ 1,333	[1],[2]	€ 1,325
Long-term debt including current portion of long-term debt	6,933		6,857
Interest payable	52		52
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	1,220		1,216
Interest payable	113		109
Not later than one year [member]
Debt [Line Items]
Gross lease liabilities	280	[1],[2]	290
Not later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Current interest payable	22		23
Long-term debt including current portion of long-term debt	257		267
Later than one year and not later than five years [member]
Debt [Line Items]
Gross lease liabilities	636		651
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	580		596
Non-current interest payable	56		55
Later than five years [member]
Debt [Line Items]
Gross lease liabilities	417	[1],[2]	384
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt	383		352
Non-current interest payable	€ 34		€ 31

[1]	Amounts in this table are undiscounted
[2]	This table excludes post-employment benefit plan contribution commitments and income tax liabilities in respect of tax risks because it is not possible to make a reasonably reliable estimate of the actual period of cash settlement.